PROPERTY AND EQUIPMENT	12 Months Ended
Oct. 31, 2023
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 7 – PROPERTY AND EQUIPMENT

At October 31, 2023 and 2022, property and equipment consisted of the following:

	Useful Life	October 31, 2023	October 31, 2022
Office equipment and furniture	3 – 5 Years	$51,022	$53,846
Less: accumulated depreciation		(44,742)	(45,158)
		$6,280	$8,688

For the years ended October 31, 2023, 2022 and 2021, depreciation expense amounted to $1,631, $3,663 and $7,862, respectively, which was included in operating expenses.